Supplemental Cash Flow Information - Interest and income taxes paid (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Cash Flow Statements [Abstract]
Interest paid	$ 174,827	$ 204,074
Income taxes paid	$ 7,368	$ 4,859